SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND RESERVES
Schedule of common shares issued

	Year ended		Year ended
	December 31, 2024		December 31, 2023
	Number of shares	Gross proceeds	Number of shares	Gross proceeds
ATM program	5,857,242	$27,522,494	3,552,224	$22,980,338
Total	5,857,242	$27,522,494	3,552,224	$22,980,338

Summary of continuity of share purchase options

		Outstanding			Cancelled/	Outstanding	Exercisable
	Exercise	December			Forfeited/	December	December
Expiry date	Price	31, 2023	Granted	Exercised	Expired	31, 2024	31, 2024
December 17, 2024	$0.50	1,725,000	—	(1,725,000)	—	—	—
April 18, 2025	$1.00	100,000	—	—	—	100,000	100,000
May 23, 2025	$1.075	75,000	—	—	—	75,000	75,000
August 11, 2025	$1.40	1,125,000	—	—	—	1,125,000	1,125,000
September 3, 2025	$2.07	50,000	—	—	—	50,000	50,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	5,305,000	—	—	—	5,305,000	5,305,000
April 29, 2026	$6.79	962,875	—	—	(71,375)	891,500	891,500
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	125,000
November 8, 2026	$8.04	47,500	—	—	(40,000)	7,500	7,500
January 4, 2027	$8.98	22,500	—	—	(7,500)	15,000	12,750
August 19, 2027	$5.75	340,000	—	—	—	340,000	283,000
September 8, 2027	$5.00	20,000	—	—	—	20,000	20,000
December 27, 2027	$5.68	2,156,250	—	—	(118,500)	2,037,750	1,963,500
February 20, 2029	$4.59	—	200,000	—	—	200,000	200,000
May 6, 2029	$4.78	—	40,000	—	—	40,000	10,000
		12,279,125	240,000	(1,725,000)	(237,375)	10,556,750	10,393,250
Weighted average exercise price $		3.97	4.62	0.50	6.52	4.50	4.48
Weighted average contractual remaining life (years)		2.25	—	—	—	1.50	1.48

		Outstanding			Cancelled/	Outstanding	Exercisable
		December			Forfeited/	December	December
Expiry date	Exercise Price	31, 2022	Granted	Exercised	Expired	31, 2023	31, 2023
September 30, 2023	$0.40	150,000	—	(150,000)	—	—	—
December 17, 2024	$0.50	1,725,000	—	—	—	1,725,000	1,725,000
April 18, 2025	$1.00	100,000	—	—	—	100,000	100,000
May 23, 2025	$1.075	75,000	—	—	—	75,000	75,000
August 11, 2025	$1.40	1,125,000	—	—	—	1,125,000	1,125,000
September 3, 2025	$2.07	75,000	—	(25,000)	—	50,000	50,000
October 1, 2025	$2.15	25,000	—	—	—	25,000	25,000
December 31, 2025	$4.10	5,305,000	—	—	—	5,305,000	5,305,000
April 29, 2026	$6.79	1,258,625	—	—	(295,750)	962,875	940,000
May 17, 2026	$8.62	200,000	—	—	—	200,000	200,000
September 27, 2026	$8.70	125,000	—	—	—	125,000	87,500
November 26, 2026	$8.04	55,000	—	—	(7,500)	47,500	33,250
January 4, 2027	$8.98	24,375	—	—	(1,875)	22,500	12,375
August 19, 2027	$5.75	340,000	—	—	—	340,000	226,000
September 8, 2027	$5.00	20,000	—	—	—	20,000	20,000
December 27, 2027	$5.68	2,257,500	—	(3,500)	(97,750)	2,156,250	1,938,750
		12,860,500	—	(178,500)	(402,875)	12,279,125	11,862,875
Weighted average exercise price $		4.01	—	0.74	6.55	3.97	3.89
Weighted average contractual remaining life (years)		3.24	—	—	—	2.25	2.20

Schedule of weighted average fair value of share purchase options granted and exercised

	Year ended December 31,
	2024	2023
Weighted average:
Fair value of share purchase options granted	$3.06	—
Fair value of share purchase options exercised	$0.38	$0.58
Closing share price at the date of exercise	$2.47	$5.75

Summary of weighted average assumptions used to estimate the fair value of options granted

	Year ended December 31,
	2024	2023
Risk-free interest rate	3.59%	—
Expected option life in years	5	—
Expected share price volatility(i)	80.23%	—
Grant date share price	$4.62	—
Expected forfeiture rate	Nil	—
Expected dividend yield	Nil	—
(i)	The expected share price volatility is based on the average historical share price of comparable companies over the life of the option.